Average Annual Total Returns - ProShares Pet Care ETF	None OneYear	None SinceInception	None Inception Date	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	FactSet Pet Care Index OneYear		FactSet Pet Care Index SinceInception
Total	22.76%	9.94%	Nov. 05, 2018	22.66%	9.84%	13.54%	7.58%	23.54%	[1]	10.57%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.